Other Current Assets and Other Current Financial Assets - Other Current Financial Assets (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2023 MXN ($)
Other Current Assets and Other Current Financial Assets
Prepaid advertising and promotional expenses	$ 6,778	$ 5,768	$ 7,586
Restricted cash		1,103				$ 304
Current derivative financial assets		10,061				431
Note receivables		205				16,125
Other current financial assets		11,369		$ 998	[1]	16,860
Jetro Restaurant Depot
Other Current Assets and Other Current Financial Assets
Note receivables				$ 933		15,954
U.S. dollars
Other Current Assets and Other Current Financial Assets
Restricted cash		1,095				304
Chilean pesos
Other Current Assets and Other Current Financial Assets
Restricted cash		$ 8				$ 0

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3